EQUITY COMPONENTS (Details Narrative) - USD ($) $ / shares in Units, shares in Millions, $ in Millions					12 Months Ended
	Apr. 26, 2023	Apr. 27, 2022	Sep. 30, 2021	Apr. 29, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Share capital value							$ 1,364.0
Treasury shares, value							4.0
Number of shares aquired, shares					0.9	2.7
Number of shares aquired, value					$ 18.2	$ 38.7
Average price					$ 20.3
Number of shares cancelled	20.1	2.8	12.5	56.6
Employees [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued							$ 4.0